Loss per ordinary share	12 Months Ended
Mar. 31, 2026
Loss Per Ordinary Share
Loss per ordinary share
28.	Loss per ordinary share

Basic and diluted loss per ordinary share attributable to owner of the Company are computed by dividing the loss for the financial year attributable to owners of the Company by the weighted average number of ordinary shares in issue during the financial year.

The comparative basic loss per ordinary share was retrospectively restated using the historical weighted-average number of ordinary shares outstanding multiplied by the exchange ratio of 2.756 pursuant to the Company’s reverse recapitalization exercise during the financial year.

Basis loss per ordinary share

	2026	2025	2024
	USD	USD	USD

Loss attributable to owners of the Company (USD)	(2,008,428)	(2,513,573)	(2,304,026)

Weighted average number of ordinary shares (units)	162,400,712	160,000,000	160,000,000

Basic and diluted loss per ordinary share (USD)	(0.02)	(0.02)	(0.01)

Diluted loss per ordinary share

There were no dilutive potential equity instruments in issue as at financial year ended that have dilutive effect to the loss per ordinary share.